Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of defined benefit plans [line items]
Net defined benefit plan expense recognized in net income	$ 1,421	$ 1,400	$ 1,414	$ 2,821	$ 2,875
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	54	55	56	109	112
Net interest (income) expense	(4)	(4)	(3)	(8)	(6)
Plan administration costs	2	1	1	3	3
Net defined benefit plan expense recognized in net income	52	52	54	104	109
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	3	4	5	7
Net interest (income) expense	6	6	6	12	12
Net defined benefit plan expense recognized in net income	$ 8	$ 9	$ 10	$ 17	$ 19